Schedule I Summary of Investments	12 Months Ended
Dec. 31, 2011
Summary Of Investments In Affiliates [Abstract]
Summary of investments other than investments in related parties
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE I-SUMMARY OF INVESTMENTS-OTHER THAN
INVESTMENTS IN RELATED PARTIES
December 31, 2011
(in millions)

Type of Investment	Cost	Fair Value	Amount at Which Shown in the Balance Sheets(1)
Fixed maturity securities:
Bonds:
United States government and government agencies and authorities	$341	$374	$374
State and political subdivisions	184	205	205
Foreign governments(2)	3,880	5,289	5,289
Public utilities	1,116	1,255	1,255
Mortgage-backed and asset-backed securities	2,845	2,872	2,872
All other corporate bonds	5,817	6,206	6,206
Total fixed maturity securities	14,183	16,201	16,201

Equity securities	35	36	36
Non-redeemable preferred stock	83	78	78
Mortgage loans on real estate	992	XXXX	992
Policy loans	1,260	XXXX	1,260
Funds withheld at interest	5,410	XXXX	5,410
Short-term investments	89	XXXX	89
Other invested assets	899	XXXX	899
Total investments	$22,951	XXXX	$24,965

(1)		Fixed maturity securities are classified as available-for-sale and carried at fair value.

(2)		Includes fixed maturities directly issued by foreign governments, supranational and foreign government-sponsored enterprises.